Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS (LOSSES) PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share

	For the year ended December 31,
	2014	2015	2016
Numerator:
Net income/(loss) attributable to Changyou.com Limited	$(3,381)	$212,784	$144,947
Numerator for basic earnings/(losses) per share	(3,381)	212,784	144,947
Numerator for diluted earnings/(losses) per share	(3,381)	212,784	144,998
Denominator:
Weighted average number of ordinary shares outstanding — basic	105,722	104,924	104,560
Incremental shares from treasury stock method	—	838	1,718

Weighted average number of ordinary shares outstanding — diluted	105,722	105,762	106,278

Basic net income/(loss) per share	$(0.03)	$2.03	$1.39
Diluted net income/(loss) per share	$(0.03)	$2.01	$1.36